Label	Element	Value
SCHWAB® HIGH YIELD MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB INVESTMENTS
(the Trust)
SCHWAB® HIGH YIELD MUNICIPAL BOND FUND
(the fund)
Supplement dated April 12, 2021 to the fund’s currently effective
Summary Prospectus, Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the
Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the
Summary Prospectus, Statutory Prospectus and SAI.
This information was originally supplemented on March 10, 2021, to the fund’s then currently effective Summary Prospectus, Statutory Prospectus and SAI.
At a meeting held on February 24, 2021, the Board of Trustees of the Trust approved (i) changing the fund’s name, (ii) certain changes to the fund’s investment strategy, (iii) reductions of the fund’s management fees and a new expense limitation, (iv) the removal of the fund’s contingent redemption fee, and (v) a change to the fund’s primary benchmark index. These changes, which are summarized below, will be effective on July 1, 2021.
1.
Summary Prospectus, Statutory Prospectus and SAI:

The fund’s name will change from Schwab High Yield Municipal Bond Fund to “Schwab Opportunistic Municipal Bond Fund.”
2.
Summary Prospectus and Statutory Prospectus — Under the “Principal Investment Strategies” section: The third and fourth paragraph are hereby deleted and replaced with the following:

The fund invests at least 80% of its net assets in investment grade municipal securities, as determined by a nationally recognized rating organization (NRSRO) (e.g., Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or if unrated, determined to be of comparable quality by the investment adviser. The fund may also invest in municipal securities that are less-than-investment grade, as determined by an NRSRO (e.g., Ba1 or lower by Moody’s) or by the investment adviser.
In choosing securities, the fund’s investment adviser seeks to maximize current income by utilizing a flexible investment process that identifies opportunities in the municipal bond market of any maturity, duration and credit quality, including below investment grade securities. The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying.
3.
Summary Prospectus and Statutory Prospectus — Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	0.40
Distribution (12b-1) fees	None
Other expenses2	0.23
Total annual fund operating expenses	0.63
Less expense reduction	(0.13)
Total annual fund operating expenses after expense reduction3	0.50

1
The information in the table has been restated to reflect current fees and expenses.

2
“Other Expenses” are based on estimates for the current fiscal year.

3
The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.50% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

4.
Summary Prospectus and Statutory Prospectus:

The fund’s primary comparative index will change from the “Bloomberg Barclays High Yield Municipal Index” to the “Bloomberg Barclays Municipal Bond Index.” The fund’s secondary comparative index will change from “Bloomberg Barclays Municipal Bond Index” to the “Bloomberg Barclays High Yield Municipal Index.”

Risk/Return [Heading]	rr_RiskReturnHeading	SCHWAB® HIGH YIELD MUNICIPAL BOND FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
3.
Summary Prospectus and Statutory Prospectus — Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimates for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
2.
Summary Prospectus and Statutory Prospectus — Under the “Principal Investment Strategies” section: The third and fourth paragraph are hereby deleted and replaced with the following:

The fund invests at least 80% of its net assets in investment grade municipal securities, as determined by a nationally recognized rating organization (NRSRO) (e.g., Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”)) or if unrated, determined to be of comparable quality by the investment adviser. The fund may also invest in municipal securities that are less-than-investment grade, as determined by an NRSRO (e.g., Ba1 or lower by Moody’s) or by the investment adviser.
In choosing securities, the fund’s investment adviser seeks to maximize current income by utilizing a flexible investment process that identifies opportunities in the municipal bond market of any maturity, duration and credit quality, including below investment grade securities. The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	4. Summary Prospectus and Statutory Prospectus:
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The fund’s primary comparative index will change from the “Bloomberg Barclays High Yield Municipal Index” to the “Bloomberg Barclays Municipal Bond Index.” The fund’s secondary comparative index will change from “Bloomberg Barclays Municipal Bond Index” to the “Bloomberg Barclays High Yield Municipal Index.”
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The fund’s primary comparative index will change from the “Bloomberg Barclays High Yield Municipal Index” to the “Bloomberg Barclays Municipal Bond Index.” The fund’s secondary comparative index will change from “Bloomberg Barclays Municipal Bond Index” to the “Bloomberg Barclays High Yield Municipal Index.”

SCHWAB® HIGH YIELD MUNICIPAL BOND FUND | Schwab High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1]
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.50%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 628

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	“Other Expenses” are based on estimates for the current fiscal year.
[3]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.50% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.